Condensed financial information of the parent company (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
CURRENT ASSETS:
Cash	$ 347,486	$ 1,098,691	$ 224,679	$ 1,006,970
Other receivables	1,423,563	71,242
Prepaid expenses	25,000	40,458
Total current assets	52,505,513	50,651,674
OTHER ASSETS:
Total assets	54,165,033	53,400,083
CURRENT LIABILITIES:
Other payables	372,913	369,780
Other payables - shareholders	757,737	195,763
Accrued liabilities	3,083,929	1,217,584
Total current liabilities	53,644,235	43,697,875
OTHER LIABILITIES:
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Preferred stock, $0.001 par value, 1,000,000 shares authorized, no share issued or outstanding
Common stock, $0.001 par value, 74,000,000 shares authorized, 7,174,626 and 5,488,649 shares issued and outstanding as of June 30, 2019 and 2018, respectively	7,175	5,489
Additional paid-in-capital	54,237,082	48,360,368
Deferred stock compensation	(3,161,200)	(2,825,000)
Deficit	(64,031,446)	(49,642,916)
Statutory reserves	6,248,092	6,248,092
Accumulated other comprehensive income	7,221,095	7,556,175
Total shareholders' equity	520,798	9,702,208	9,878,984	21,127,730
Total liabilities and shareholders' equity	54,165,033	53,400,083
Parent [Member]
CURRENT ASSETS:
Cash	60,122	378,730	$ 456	$ 456
Other receivables	2,300	2,300
Prepaid expenses	25,000	40,458
Total current assets	87,422	421,488
OTHER ASSETS:
Intercompany receivable	19,149,878	18,574,784
Total other assets	19,149,878	18,574,784
Total assets	19,237,300	18,996,272
CURRENT LIABILITIES:
Other payables	177,092	2,000
Other payables - shareholders	848,089
Accrued liabilities	26,200
Total current liabilities	874,289	2,000
OTHER LIABILITIES:
Loss in excess of investment in subsidiaries	17,842,213	9,292,064
Total other liabilities	17,842,213	9,292,064
Total liabilities	18,716,502	9,294,064
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Preferred stock, $0.001 par value, 1,000,000 shares authorized, no share issued or outstanding
Common stock, $0.001 par value, 74,000,000 shares authorized, 7,174,626 and 5,488,649 shares issued and outstanding as of June 30, 2019 and 2018, respectively	7,175	5,489
Additional paid-in-capital	54,237,082	48,360,368
Deferred stock compensation	(3,161,200)	(2,825,000)
Deficit	(64,031,446)	(49,642,916)
Statutory reserves	6,248,092	6,248,092
Accumulated other comprehensive income	7,221,095	7,556,175
Total shareholders' equity	520,798	9,702,208
Total liabilities and shareholders' equity	$ 19,237,300	$ 18,996,272